Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
American Funds® Strategic Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class A
Trading Symbol	ANBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class C
Trading Symbol	ANBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.42% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class T
Trading Symbol	TFSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-1
Trading Symbol	ANBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.70% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-2
Trading Symbol	ANBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-3
Trading Symbol	ANBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-A
Trading Symbol	CANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.70% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-C
Trading Symbol	CANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.47% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-E
Trading Symbol	CANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.90% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-T
Trading Symbol	TSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-1
Trading Symbol	CANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-2
Trading Symbol	FSBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-3
Trading Symbol	FBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-1
Trading Symbol	RANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds® Strategic Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2
Trading Symbol	RANBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.35% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2E
Trading Symbol	RANHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.13% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-3
Trading Symbol	RANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.95% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-4
Trading Symbol	RANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5E
Trading Symbol	RANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5
Trading Symbol	RANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Strategic Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-6
Trading Symbol	RANGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 19,922,000,000
Holdings Count | Holding	2,187
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 19,922
Total number of portfolio holdings	2,187
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.